SCHEDULE OF INVESTMENTS (000)*

June 30, 2021 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

COMMON STOCK

Brazil — 1.4%

Banco do Brasil SA	105,600	$682

JBS SA	162,100	951

Petrobras Distribuidora SA	63,200	339

Sendas Distribuidora S.A.	17,800	308

Vale SA, Class B ADR	77,049	1,757

		4,037

Canada — 1.3%

Air Canada, Class A1	172,200	3,542

China — 10.1%

Agile Property Holdings Ltd.	102,000	132

Alibaba Group Holding Ltd. ADR[1]	20,031	4,543

Anhui Conch Cement Co. Ltd., Class H	159,677	847

Baidu Inc. ADR[1]	6,542	1,334

Bank of China Ltd., Class H	1,341,000	482

China Construction Bank Corp., Class H	3,076,401	2,421

China Life Insurance Co. Ltd., Class H	129,000	256

China Lumena New Materials Corp.[1,2,3]	4,900	—

China Petroleum & Chemical Corp., Class H	1,240,000	628

China Railway Group Ltd., Class H	295,000	154

COSCO Shipping Holdings Co. Ltd., Class H1	131,500	331

Dongfeng Motor Group Co. Ltd., Class H	264,000	237

Fosun International Ltd.	286,500	413

Industrial & Commercial Bank of China, Class H	1,228,000	721

JD.com Inc. ADR[1]	19,586	1,563

Kweichow Moutai Co. Ltd., Class A	2,298	731

KWG Property Holding Ltd.	209,904	281

Lenovo Group Ltd.	434,000	499

NetEase Inc. ADR	6,415	739

New Oriental Education & Technology Group ADR[1]	31,252	256

Ping An Insurance Group Co. of China Ltd., Class H	106,506	1,043

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	95,839	210

Shenzhen Overseas Chinese Town Co. Ltd., Class A	361,300	416

Shimao Group Holdings Ltd.	31,000	76

Sinopharm Group Co. Ltd., Class H	86,800	258

Tencent Holdings Ltd.	79,831	6,004

Vipshop Holdings Ltd. ADR[1]	30,015	603

Wuliangye Yibin Co. Ltd., Class A	17,200	792

Wuxi Biologics Cayman Inc.[1]	50,000	916

Yum China Holdings Inc.	13,939	924

Zhejiang Expressway Co. Ltd., Class H	200,000	178

		27,988

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2021 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

France — 13.4%

Airbus SE1	35,124	$4,516

Alstom S.A.[1]	46,329	2,340

ArcelorMittal S.A.	74,437	2,282

AXA SA	141,681	3,593

BNP Paribas SA	13,349	837

Carrefour SA	32,482	639

Danone SA	51,538	3,628

Pernod Ricard SA	14,634	3,248

Sanofi	66,399	6,957

TotalEnergies SE	122,144	5,526

Valeo S.A.	33,051	994

Vinci S.A.	24,095	2,571

		37,131

Germany — 8.4%

BASF SE	56,629	4,461

Bayer AG	37,786	2,294

Infineon Technologies AG	33,833	1,357

RWE AG	133,985	4,855

SAP SE	44,574	6,281

Siemens AG	26,475	4,195

		23,443

India — 3.3%

Aurobindo Pharma Ltd.	21,400	278

Dr Reddy’s Laboratories Ltd. ADR	9,471	696

HCL Technologies Ltd.	56,923	753

HDFC Bank Ltd. ADR[1]	4,422	324

Hindalco Industries Ltd.	116,964	585

Hindustan Petroleum Corp. Ltd.[1]	79,922	315

Hindustan Unilever Ltd.	17,134	570

ICICI Bank Ltd. ADR[1]	67,314	1,151

Infosys Ltd. ADR	54,748	1,160

Jubilant Foodworks Ltd.[1]	8,741	362

Oil & Natural Gas Corp. Ltd.	152,840	242

REC Ltd.	151,183	302

Reliance Industries Ltd.	40,099	1,139

Tata Steel Ltd.	76,758	1,205

		9,082

Indonesia — 0.1%

Indofood Sukses Makmur Tbk PT	585,056	249

Ireland — 1.0%

Ryanair Holdings PLC ADR[1]	24,673	2,670

Italy — 4.6%

Enel SpA	622,966	5,786

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2021 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Italy — (continued)

UniCredit SpA	596,474	$7,037

		12,823

Japan — 7.6%

FANUC Corp.	18,000	4,342

Murata Manufacturing Co. Ltd.	63,500	4,848

Sompo Holdings Inc.	58,000	2,144

Sumitomo Mitsui Financial Group Inc.	93,200	3,213

Takeda Pharmaceutical Co. Ltd.	194,000	6,494

		21,041

Malaysia — 0.4%

Malayan Banking BHD	290,269	567

Top Glove Corp. BHD	441,800	444

		1,011

Mexico — 0.4%

Grupo Financiero Banorte SAB de CV, Class O	93,646	603

Grupo Mexico SAB de CV, Class B	110,426	520

		1,123

Netherlands — 2.3%

Akzo Nobel NV	33,909	4,190

ING Groep NV	177,606	2,346

		6,536

Poland — 0.2%

KGHM Polska Miedz SA	9,242	455

Powszechny Zaklad Ubezpieczen SA1	18,230	175

		630

Russia — 1.3%

Gazprom PJSC ADR	140,278	1,069

Lukoil PJSC ADR	12,121	1,123

MMC Norilsk Nickel PJSC ADR	15,115	515

Sberbank of Russia PJSC ADR	63,216	1,049

		3,756

South Africa — 0.7%

Absa Group Ltd.[1]	62,292	592

African Rainbow Minerals Ltd.	33,681	602

Sibanye Stillwater Ltd.	189,209	791

		1,985

South Korea — 5.2%

DL E&C Co. Ltd.[1]	725	91

Hana Financial Group Inc.	23,879	976

Hanwha Corp.	8,896	251

Hyundai Marine & Fire Insurance Co. Ltd.	5,720	130

KB Financial Group Inc.	21,776	1,079

Kia Motors Corp.	15,832	1,260

LG Corp.	6,266	570

LG Electronics Inc.	5,800	842

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2021 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

South Korea — (continued)

NAVER Corp.	2,062	$764

POSCO	3,817	1,180

Samsung Electronics Co. Ltd.	73,067	5,236

SK Hynix Inc.	11,241	1,273

SK Telecom Co. Ltd.	2,324	660

		14,312

Spain — 5.9%

Aena SME S.A.[1]	21,105	3,461

Amadeus IT Group S.A.[1]	93,721	6,592

Banco Bilbao Vizcaya Argentaria S.A.[1]	511,285	3,170

CaixaBank SA	1,047,890	3,223

		16,446

Switzerland — 9.7%

ABB Ltd.	71,699	2,432

Cie Financiere Richemont SA, Class A	30,458	3,685

Credit Suisse Group AG	226,509	2,373

Novartis AG	81,348	7,413

Roche Holding AG	17,880	6,736

Zurich Insurance Group AG	10,540	4,229

		26,868

Taiwan — 5.3%

Accton Technology Corp.	33,000	391

Arcadyan Technology Corp.	77,843	298

Compal Electronics Inc.	228,000	183

Delta Electronics Inc.	57,000	620

Fubon Financial Holding Co. Ltd.	353,396	938

HON HAI Precision Industry Co. Ltd.	367,292	1,476

Lite-On Technology Corp.	142,896	295

MediaTek Inc.	53,000	1,830

Powertech Technology Inc.	165,000	637

Sino-American Silicon Products Inc.	62,000	429

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	54,179	6,510

United Microelectronics Corp.	227,000	433

Yuanta Financial Holding Co. Ltd.	742,135	715

		14,755

Thailand — 0.4%

Charoen Pokphand Foods PCL	674,100	557

PTT PCL	316,200	387

Tisco Financial Group PCL	106,000	293

		1,237

Turkey — 0.1%

Turkcell Iletisim Hizmetleri AS	82,078	152

United Kingdom — 12.9%

AstraZeneca PLC	14,152	1,700

Balfour Beatty PLC[1]	307,644	1,305

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2021 (Unaudited)

Causeway International Opportunities Fund	Number of Shares/ Face Amount	Value

United Kingdom — (continued)

Barclays PLC	1,054,305	$2,496

BP PLC	1,079,288	4,703

British American Tobacco PLC	97,387	3,772

Compass Group PLC[1]	52,406	1,103

Prudential PLC	163,495	3,106

RELX PLC	140,226	3,730

Rolls-Royce Holdings PLC[1]	4,941,224	6,761

Unilever PLC	81,747	4,784

WH Smith PLC[1]	101,617	2,261

		35,721

Total Common Stock

(Cost $227,248) — 96.0%		266,538

PREFERENCE STOCK

Brazil — 0.3%

Itausa S.A.‡	348,556	783

South Korea — 0.2%

LG Chem Ltd.‡	1,598	544

Total Preference Stock

(Cost $1,210) — 0.5%		1,327

CONVERTIBLE BONDS

Switzerland — 0.3%

Credit Suisse Group Guernsey VII Ltd., 3.000%, 11/12/2021[2]	$683,000	827

Total Convertible Bonds

(Cost $748) — 0.3%		827

PREFERRED STOCK

Germany — 0.2%

Volkswagen AG ‡	1,959	491

Total Preferred Stock

(Cost $345) — 0.2%		491

Total Investments — 97.0%

(Cost $229,551)		269,183

Other Assets in Excess of Liabilities — 3.0%		8,420

Net Assets — 100.0%		$277,603

*	Except for share and convertible bonds data.

SCHEDULE OF INVESTMENTS (000) (continued)

June 30, 2021 (Unaudited)

‡	There is currently no rate available.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of June 30, 2021 was $827 and represented 0.3% of net assets.
3

Level 3 security in accordance with fair value hierarchy. Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of June 30, 2021 was $– and represented 0.0% of net assets.

ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2021:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$4,037	$—	$—		$4,037
Canada	3,542	—	—		3,542
China	26,049	1,939	—	^	27,988
France	37,131	—	—		37,131
Germany	23,443	—	—		23,443
India	9,082	—	—		9,082
Indonesia	249	—	—		249
Ireland	2,670	—	—		2,670
Italy	12,823	—	—		12,823
Japan	21,041	—	—		21,041
Malaysia	1,011	—	—		1,011
Mexico	1,123	—	—		1,123
Netherlands	6,536	—	—		6,536
Poland	630	—	—		630
Russia	3,756	—	—		3,756
South Africa	1,985	—	—		1,985
South Korea	14,312	—	—		14,312
Spain	16,446	—	—		16,446
Switzerland	26,868	—	—		26,868
Taiwan	14,755	—	—		14,755
Thailand	—	1,237	—		1,237
Turkey	152	—	—		152
United Kingdom	35,721	—	—		35,721

Total Common Stock	263,362	3,176	—		266,538

Preference Stock
Brazil	783	—	—		783
South Korea	544	—	—		544

Total Preference
Stock	1,327	—	—		1,327

Convertible Bonds	—	827	—		827

Preferred Stock Germany	491	—	—		491

Total Preferred Stock	491	—	—		491

Total Investments in Securities	$265,180	$4,003	$—		$269,183

SCHEDULE OF INVESTMENTS (000)  (concluded)

June 30, 2021 (Unaudited)

†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-2400